Other assets	12 Months Ended
Dec. 31, 2020
Other assets abstract
Other assets

12. Other assets

Other assets comprise the following at December 31, 2020:

	2020			2019
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits given	10,290	253	10,543	1,100	9	1,109
Prepayments and accrued income	—	10,656	10,656	10	13,415	13,425
Other assets	1,614	9,805	11,419	487	10,252	10,739
Total	11,904	20,714	32,618	1,597	23,676	25,273

At December 31, 2020, the figure in Guarantees and deposits given increased due to factoring and amounts related to security deposits with EDF Entreprises, made during the year in “FerroPem S.A.S”.

At December 31, 2020, the figure in Prepayments and accrued income decreased due to prepayments registered in “FerroPem S.A.S” as of December 31, 2019.